Payments, by Category - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Total Payments	Income Taxes	Other Taxes
Total	$ 18,456,770	$ 356,272	$ 267,734	$ 4,582,044	$ 622,845	$ 105,001	$ 66,026	$ 24,456,692	$ 7,611,078	$ 10,845,692